John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 4/30/2022

Fund’s investments
As of 4-30-22 (unaudited)
	Shares	Value
Preferred securities (A) 89.9% (58.8% of Total investments)		$457,457,016
(Cost $489,655,371)
Communication services 5.6%		28,438,827
Diversified telecommunication services 1.5%
Qwest Corp., 6.750%	330,000	7,405,200
Media 0.5%
Paramount Global, 5.750%	65,000	2,791,750
Wireless telecommunication services 3.6%
Telephone & Data Systems, Inc., 6.000%	292,075	5,908,677
U.S. Cellular Corp., 5.500%	140,000	2,811,200
U.S. Cellular Corp., 5.500%	150,000	3,021,000
U.S. Cellular Corp., 6.250%	300,000	6,501,000
Consumer discretionary 1.8%		9,309,240
Internet and direct marketing retail 1.8%
Qurate Retail, Inc., 8.000%	98,000	7,985,040
QVC, Inc., 6.250% (B)	60,000	1,324,200
Consumer staples 2.6%		13,179,375
Food products 2.6%
Ocean Spray Cranberries, Inc., 6.250% (B)(C)	135,000	13,179,375
Energy 2.0%		10,181,550
Oil, gas and consumable fuels 2.0%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,250,000
NuStar Logistics LP (3 month LIBOR + 6.734%) (B)(D)	195,000	4,931,550
Financials 38.2%		194,193,441
Banks 19.8%
Bank of America Corp., 6.000% (B)	142,625	3,568,478
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	140,000	3,641,400
Bank of America Corp., 7.250% (B)(E)	9,500	11,559,790
Citigroup Capital XIII (3 month LIBOR + 6.370%) (D)	338,275	9,170,635
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	616,412	16,088,353
Fifth Third Bancorp, 6.000% (B)	211,595	5,385,093
First Republic Bank, 4.000% (B)	248,000	4,340,000
First Republic Bank, 4.700% (B)	171,950	3,318,635
Fulton Financial Corp., 5.125% (B)	149,500	3,149,965
Pinnacle Financial Partners, Inc., 6.750%	185,000	4,734,150
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	211,500	5,245,200
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	149,628	3,757,159
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(E)	388,450	10,196,813
Wells Fargo & Company, 7.500% (B)(E)	11,000	13,326,390
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,322,230
Capital markets 5.6%
Brookfield Finance, Inc., 4.625% (B)	130,000	2,463,500
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	170,000	4,425,100
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	130,000	3,380,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	692,953	18,106,862
Consumer finance 1.2%
Navient Corp., 6.000%	295,208	6,069,476
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 11.5%
AEGON Funding Company LLC, 5.100% (B)(E)	347,450	$7,348,568
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	183,925	4,761,818
American Financial Group, Inc., 5.125% (B)	162,725	3,601,104
American International Group, Inc., 5.850% (B)(E)	275,025	6,806,869
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(E)	350,000	8,907,500
Brighthouse Financial, Inc., 6.600% (B)	327,763	8,266,183
RenaissanceRe Holdings, Ltd., 4.200% (B)	221,000	4,150,380
The Phoenix Companies, Inc., 7.450%	574,500	10,467,390
Unum Group, 6.250% (B)(E)	170,000	4,324,800
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S (F)	80,000	309,600
Health care 1.4%		7,257,620
Health care equipment and supplies 1.4%
Becton, Dickinson and Company, 6.000%	142,000	7,257,620
Industrials 1.0%		5,158,271
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	5,158,271
Real estate 4.4%		22,267,798
Equity real estate investment trusts 4.4%
Diversified Healthcare Trust, 5.625% (B)(E)	862,332	14,357,828
Pebblebrook Hotel Trust, 6.375%	214,400	4,770,400
Vornado Realty Trust, 5.400%	156,431	3,139,570
Utilities 32.9%		167,470,894
Electric utilities 9.5%
American Electric Power Company, Inc., 6.125% (B)	150,000	8,400,000
Duke Energy Corp., 5.750% (B)	240,000	6,249,600
NextEra Energy, Inc., 6.219% (B)(E)	427,000	20,201,370
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)(E)	120,000	2,812,800
The Southern Company, 6.750% (B)	194,150	10,653,011
Gas utilities 5.0%
South Jersey Industries, Inc., 5.625% (B)	251,850	4,407,375
South Jersey Industries, Inc., 8.750%	175,000	12,092,500
Spire, Inc., 7.500%	60,600	3,185,742
UGI Corp., 7.250%	65,300	5,765,337
Independent power and renewable electricity producers 2.7%
The AES Corp., 6.875% (B)	159,000	13,769,400
Multi-utilities 15.7%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	375,000	9,600,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)	558,675	14,452,922
CMS Energy Corp., 5.625% (B)	235,000	5,844,450
CMS Energy Corp., 5.875%	27,500	688,875
DTE Energy Company, 5.250% (B)	200,000	4,646,000
DTE Energy Company, 6.250% (B)	86,300	4,522,120
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(E)	296,303	7,437,205
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(E)	348,000	9,107,160
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc., 7.750% (B)	129,900	$14,773,527

Sempra Energy, 5.750% (B)(E)	370,000	8,861,500
Common stocks 4.6% (3.0% of Total investments)		$23,357,192
(Cost $29,654,977)
Communication services 0.4%		2,062,300
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (B)	205,000	2,062,300
Energy 2.6%		13,284,492
Oil, gas and consumable fuels 2.6%
BP PLC, ADR (B)	183,000	5,255,760
Equitrans Midstream Corp. (B)	258,013	2,027,982
The Williams Companies, Inc. (B)(E)	175,000	6,000,750
Utilities 1.6%		8,010,400
Multi-utilities 1.6%
Algonquin Power & Utilities Corp.	170,000	8,010,400

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 54.3% (35.6% of Total investments)				$276,272,220
(Cost $294,452,999)
Communication services 3.1%				16,009,920
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	8,900,000	8,625,569
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	7,895,000	7,384,351
Consumer discretionary 2.4%				12,033,443
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	3,250,000	3,172,813
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	9,182,000	8,860,630
Consumer staples 0.2%				921,800
Food products 0.2%
Land O’ Lakes, Inc. (B)(C)(E)(G)	8.000	07-16-25	880,000	921,800
Energy 5.8%				29,544,493
Oil, gas and consumable fuels 5.8%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	7,273,000	6,909,350
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)(E)	6.250	03-01-78	1,000,000	1,008,493
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(D)	3.334	11-01-66	9,000,000	7,412,400
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (G)	6.625	02-15-28	8,550,000	7,395,750
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(E)(G)	6.875	02-15-23	4,000,000	3,916,000
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(E)	5.600	03-07-82	3,000,000	2,902,500
Financials 35.0%				177,971,206
Banks 23.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(E)(G)	5.875	03-15-28	5,790,000	5,542,767
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(E)(G)	6.125	04-27-27	8,500,000	8,500,000
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)(G)	6.500	10-23-24	2,338,000	$2,383,310
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	2,870,000	2,895,113
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(G)	8.000	06-15-24	4,839,000	4,987,194
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	7,500,000	7,256,250
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(E)(G)	4.250	01-01-27	3,500,000	3,185,000
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	5,750,000	5,850,625
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	2,000,000	1,993,940
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(D)(E)(G)	4.287	07-01-22	5,550,000	5,473,688
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(E)(G)	4.600	02-01-25	9,500,000	8,780,850
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)(G)	6.750	02-01-24	10,000,000	10,175,848
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	8,000,000	8,160,000
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (G)	3.500	09-01-26	9,850,000	8,274,126
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(C)(E)(G)	5.375	11-18-30	6,500,000	5,707,000
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (G)	4.100	02-15-31	5,850,000	4,738,500
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (G)	4.700	11-15-31	4,540,000	3,714,356
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(E)(G)	3.400	09-15-26	3,800,000	3,268,000
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (G)	6.000	05-15-27	7,930,000	7,910,175
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(E)(G)	3.700	01-15-27	7,575,000	6,471,095
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(E)(G)	5.900	06-15-24	2,000,000	1,957,500
Capital markets 3.6%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(G)	3.750	12-20-26	3,400,000	3,026,000
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(E)(G)	4.000	06-01-26	5,250,000	4,760,438
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(E)(G)	4.000	12-01-30	3,800,000	3,220,956
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(E)(G)	5.000	06-01-27	3,292,000	3,171,743
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(E)(G)	5.375	06-01-25	4,100,000	4,131,037
Consumer finance 2.1%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26	7,250,000	6,244,788
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	4,500,000	4,578,750
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	3,934,458
Insurance 5.5%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	4,000,000	4,090,000
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(E)(G)	5.875	03-15-28	5,000,000	4,944,324
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (B)(E)	5.125	03-01-52	3,600,000	3,501,000
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (C)(G)	6.500	11-13-26	8,000,000	7,020,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)(G)	7.000	05-13-25	9,050,000	8,122,375
Utilities 7.8%				39,791,358
Electric utilities 4.3%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(E)	3.250	01-15-82	3,950,000	3,359,945
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (G)	5.000	12-15-26	3,790,000	$3,430,418
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	6,125,000	5,649,271
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)	6.750	06-15-76	3,370,000	3,416,338
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	3,693,000	3,630,515
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(E)	3.750	09-15-51	2,750,000	2,475,000
Independent power and renewable electricity producers 1.8%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (C)(G)	7.000	12-15-26	3,200,000	3,112,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(G)	8.000	10-15-26	6,000,000	6,037,500
Multi-utilities 1.7%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(E)	4.750	06-01-50	4,500,000	4,320,000
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	1,500,000	1,369,950

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(E)	5.750	10-01-54	3,000,000	2,990,421
Capital preferred securities (H) 1.1% (0.7% of Total investments)				$5,516,100
(Cost $6,310,250)
Financials 1.1%				5,516,100
Insurance 1.1%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(C)(E)	7.875	12-15-37	4,860,000	5,516,100

	Par value^	Value
Short-term investments 2.9% (1.9% of Total investments)		$14,895,000
(Cost $14,895,000)
Repurchase agreement 2.9%		14,895,000
Repurchase Agreement with State Street Corp. dated 4-29-22 at 0.000% to be repurchased at $14,895,000 on 5-2-22, collateralized by $6,979,300 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4-15-28 (valued at $15,193,033)	14,895,000	14,895,000
Total investments (Cost $834,968,597) 152.8%		$777,497,528
Other assets and liabilities, net (52.8%)		(268,695,897)
Total net assets 100.0%		$508,801,631

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-22 was $483,498,150. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $229,147,086.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 4-30-22, and is a component of the fund’s leverage under the Credit Facility Agreement.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of total investments on 4-30-22:
United States	87.8%
Canada	6.0%
United Kingdom	2.8%
Bermuda	1.7%
Japan	1.0%
Other countries	0.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2022	$(85,955,012)	$(81,026,250)	$4,928,762
						$4,928,762
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(132,828)	$(132,828)
								—	$(132,828)	$(132,828)

(a)	At 4-30-22, the 3 month LIBOR was 1.335%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$28,438,827	$28,438,827	—	—
Consumer discretionary	9,309,240	9,309,240	—	—
Consumer staples	13,179,375	—	$13,179,375	—
Energy	10,181,550	10,181,550	—	—
Financials	194,193,441	183,726,051	10,467,390	—
Health care	7,257,620	7,257,620	—	—
Industrials	5,158,271	5,158,271	—	—
Real estate	22,267,798	22,267,798	—	—
Utilities	167,470,894	160,033,689	7,437,205	—
Common stocks	23,357,192	23,357,192	—	—
Corporate bonds	276,272,220	—	276,272,220	—
Capital preferred securities	5,516,100	—	5,516,100	—
Short-term investments	14,895,000	—	14,895,000	—
Total investments in securities	$777,497,528	$449,730,238	$327,767,290	—
Derivatives:
Assets
Futures	$4,928,762	$4,928,762	—	—
Liabilities
Swap contracts	(132,828)	—	$(132,828)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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